Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis
The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2020 and September 30, 2020 within the fair value hierarchy.

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2020
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,193	¥908	¥14	¥—	¥2,115
Private equity and debt investments (4)	—	7	31	—	38
Japanese government securities	1,826	—	—	—	1,826
Japanese agency and municipal securities	—	106	2	—	108
Foreign government, agency and municipal securities	3,257	2,000	8	—	5,265
Bank and corporate debt securities and loans for trading purposes	—	1,266	228	—	1,494
Commercial mortgage-backed securities (“CMBS”)	—	0	1	—	1
Residential mortgage-backed securities (“RMBS”)	—	3,626	62	—	3,688
Issued/Guaranteed by government sponsored entity	—	3,602	14	—	3,616
Other	—	24	48	—	72
Real estate-backed securities	—	—	94	—	94
Collateralized debt obligations (“CDOs”) and other (5)	—	21	32	—	53
Investment trust funds and other	204	44	0	—	248

Total trading assets and private equity and debt investments	6,480	7,978	472	—	14,930

Derivative assets (6)
Equity contracts	4	1,869	48	—	1,921
Interest rate contracts	55	13,551	23	—	13,629
Credit contracts	3	318	86	—	407
Foreign exchange contracts	0	5,183	41	—	5,224
Commodity contracts	9	0	—	—	9
Netting	—	—	—	(19,248)	(19,248)

Total derivative assets	71	20,921	198	(19,248)	1,942

Subtotal	¥6,551	¥28,899	¥670	¥(19,248)	¥16,872

Loans and receivables (7)	—	709	96	—	805
Collateralized agreements (8)	—	534	15	—	549
Other assets
Non-trading debt securities	123	332	—	—	455
Other (2)(3)	252	146	168	—	566

Total	¥6,926	¥30,620	¥949	¥(19,248)	¥19,247

Liabilities:
Trading liabilities
Equities	¥1,412	¥152	¥0	¥—	¥1,564
Japanese government securities	1,108	—	—	—	1,108
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	2,116	1,114	0	—	3,230
Bank and corporate debt securities	—	272	1	—	273
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDOs”) and other (5)	—	1	1	—	2
Investment trust funds and other	409	148	0	—	557

Total trading liabilities	5,045	1,690	2	—	6,737

Derivative liabilities (6)
Equity contracts	7	1,972	29	—	2,008
Interest rate contracts	18	13,125	77	—	13,220
Credit contracts	14	356	87	—	457
Foreign exchange contracts	0	5,071	34	—	5,105
Commodity contracts	5	1	—	—	6
Netting	—	—	—	(18,987)	(18,987)

Total derivative liabilities	44	20,525	227	(18,987)	1,809

Subtotal	¥5,089	¥22,215	¥229	¥(18,987)	¥8,546

Short-term borrowings (9)	¥—	¥348	¥29	¥—	¥377
Payables and deposits (10)	—	14	1	—	15
Collateralized financing (8)	—	247	—	—	247
Long-term borrowings (9)(11)(12)	2	3,291	409	—	3,702
Other liabilities (13)	170	129	0	—	299

Total	¥5,261	¥26,244	¥668	¥(18,987)	¥13,186

	Billions of yen
	September 30, 2020
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2020
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,800	¥836	¥10	¥—	¥2,646
Private equity and debt investments (4)	—	—	49	—	49
Japanese government securities	2,043	—	—	—	2,043
Japanese agency and municipal securities	—	77	2	—	79
Foreign government, agency and municipal securities	3,660	2,237	13	—	5,910
Bank and corporate debt securities and loans for trading purposes	—	1,134	129	—	1,263
Commercial mortgage-backed securities (“CMBS”)	—	0	2	—	2
Residential mortgage-backed securities (“RMBS”)	—	3,004	20	—	3,024
Issued/Guaranteed by government sponsored entity	—	2,946	—	—	2,946
Other	—	58	20	—	78
Real estate-backed securities	—	0	62	—	62
Collateralized debt obligations (“CDOs”) and other (5)	—	28	11	—	39
Investment trust funds and other	319	24	0	—	343

Total trading assets and private equity and debt investments	7,822	7,340	298	—	15,460

Derivative assets (6)
Equity contracts	0	1,179	54	—	1,233
Interest rate contracts	31	11,879	28	—	11,938
Credit contracts	0	322	51	—	373
Foreign exchange contracts	0	3,511	31	—	3,542
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(15,997)	(15,997)

Total derivative assets	32	16,891	164	(15,997)	1,090

Subtotal	¥7,854	¥24,231	¥462	¥(15,997)	¥16,550

Loans and receivables (7)	—	809	88	—	897
Collateralized agreements (8)	—	303	18	—	321
Other assets
Non-trading debt securities	105	307	—	—	412
Other (2)(3)	303	126	150	—	579

Total	¥8,262	¥25,776	¥718	¥(15,997)	¥18,759

Liabilities:
Trading liabilities
Equities	¥1,746	¥175	¥0	¥—	¥1,921
Japanese government securities	935	—	—	—	935
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	3,138	1,135	0	—	4,273
Bank and corporate debt securities	—	198	2	—	200
Residential mortgage-backed securities (“RMBS”)	—	5	—	—	5
Collateralized debt obligations (“CDOs”) and other (5)	—	0	3	—	3
Investment trust funds and other	129	—	0	—	129

Total trading liabilities	5,948	1,513	5	—	7,466

Derivative liabilities (6)
Equity contracts	1	1,631	73	—	1,705
Interest rate contracts	13	11,442	86	—	11,541
Credit contracts	1	365	66	—	432
Foreign exchange contracts	0	3,469	31	—	3,500
Commodity contracts	8	0	—	—	8
Netting	—	—	—	(15,863)	(15,863)

Total derivative liabilities	23	16,907	256	(15,863)	1,323

Subtotal	¥5,971	¥18,420	¥261	¥(15,863)	¥8,789

Short-term borrowings (9)	—	514	74	—	588
Payables and deposits (10)	—	31	1	—	32
Collateralized financing (8)	—	219	—	—	219
Long-term borrowings (9)(11)(12)	4	3,566	459	—	4,029
Other liabilities (13)	219	109	13	—	341

Total	¥6,194	¥22,859	¥808	¥(15,863)	¥13,998

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)
Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥26 billion and ¥21 billion, respectively. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in
Other assets—Others
were ¥6 billion and ¥5 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Private equity and debt investments
are typically private
non-traded
financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(5)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(6)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(7)	Includes loans for which the fair value option has been elected.
(8)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(9)	Includes structured notes for which the fair value option has been elected.
(10)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(11)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(12)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(13)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥14	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

		Market multiples	Liquidity discounts	20.0%	20.0%	Lower fair value	Not applicable

Private equity and debt investments	31	DCF	WACC Growth rates Liquidity discounts	7.0 – 13.5% 0.0 – 1.0% 5.0 – 30.0%	10.0% 0.6% 9.9%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	1.0 – 11.0 x 9.6 x 5.0 – 30.0%	8.9 x 9.6 x 9.8%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	8	DCF	Credit spreads Recovery rates	0.0 – 1.4% 4.0 – 18.0%	0.5% 10.8%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	228	DCF	Credit spreads Recovery rates	0.0 – 17.9% 0.0 – 80.7%	5.8% 43.8%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	62	DCF	Yields Prepayment rates Loss severities	0.0 – 30.8% 7.1 – 15.0% 0.0 – 100.0%	6.7% 8.9% 40.6%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	94	DCF	Loss severities	0.0 – 8.1%	3.4%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	32	DCF	Yields Prepayment rates Default probabilities Loss severities	6.4 – 56.8% 20.0% 2.0% 0.0 – 100.0%	21.6% 20.0% 2.0% 73.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥ 19	Option models	Dividend yield Volatilities Correlations	0.0 – 18.7% 12.2 – 144.7% (0.85) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(54)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.1) – 2.0% 8.8 – 13.8% 24.6 – 119.4 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(1)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.1 – 28.4% 0.0 – 105.4% 50.0 – 83.0% 0.16 – 0.82	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	7	Option models	Interest rates Volatilities Volatilities Correlations	(0.1) – 0.8% 2.0 – 23.9% 19.2 – 50.7 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	96	DCF	Credit spreads Recovery rates	0.0 – 20.5% 57.5 – 98.0%	4.2% 85.0%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	3.8 – 5.6%	4.9%	Lower fair value	Not applicable

Other assets
Other (6)	168	DCF	WACC Growth rates Liquidity discounts	10.1% 2.0% 10.0%	10.1% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.9 – 10.3 x 6.3 – 20.7 x 0.3 – 1.3 x 10.0 – 40.0%	4.6 x 11.4 x 0.8 x 28.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	29	DCF/ Option models	Volatilities Correlations	12.6 – 76.4% (0.72) – 0.94	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	409	DCF/ Option models	Volatilities Volatilities Correlations	8.6 – 76.4% 30.0 – 103.2 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥10	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	49	DCF	WACC Growth rates Liquidity discounts	6.6 – 12.6% 0.0 – 1.0% 5.0 – 30.0%	10.2% 0.4% 13.4%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	(0.4) – 10.6 x 10.5 x 5.0 – 30.0%	5.6 x 10.5 x 16.4%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	13	DCF	Credit spreads Recovery rates	0.0 – 1.7% 5.8 – 30.0%	0.5% 10.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	129	DCF	Credit spreads Recovery rates	0.0 – 15.0% 0.0 – 97.0%	5.0% 77.8%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	20	DCF	Yields Prepayment rates Loss severities	0.0 – 40.5% 6.1 – 15.0% 0.0 – 96.8%	5.4% 7.7% 19.6%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	62	DCF	Loss severities	0.0 – 15.0%	3.9%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	11	DCF	Yields Prepayment rates Default probabilities Loss severities	9.2 – 47.9% 20.0% 2.0% 90.9 – 100.0%	20.3% 20.0% 2.0% 95.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥(19)	Option models	Dividend yield Volatilities Correlations	0.0 – 21.0% 4.0 – 90.1% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(58)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.3) – 1.2% 8.6 – 13.7% 27.0 – 93.3 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(15)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 25.8% 0.0 – 100.3% 50.0 – 83.0% 0.07 – 0.74	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	0	Option models	Interest rates Volatilities Volatilities Correlations	(0.3) – 1.0% 2.6 – 28.9% 17.4 – 28.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	88	DCF	Credit spreads Recovery rates	0.0 – 63.5% 57.5%	6.5% 57.5%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	18	DCF	Repo rate	3.8 – 5.1%	4.8%	Lower fair value	Not applicable

Other assets
Other (6)	150	DCF	WACC Growth rates Liquidity discounts	9.3% 2.0% 10.0%	9.3% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.7 – 6.0 x 7.1 – 32.0 x 0.3 – 1.4 x 10.0 – 40.0%	5.7 x 15.1 x 0.9 x 30.4%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading Liabilities
Collateralized debt obligations (“CDOs”) and other	3	DCF	Yields Prepayment rates Default probabilities	9.5 – 23.9% 20.0% 2.0%	16.2% 20.0% 2.0%	Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Short-term borrowings	74	DCF/ Option models	Volatilities Correlations	14.0 – 90.1% (0.75) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	459	DCF/ Option models	Volatilities Volatilities Correlations	8.5 – 90.1% 31.8 – 93.3 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(4)
The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(5)
Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2019 and 2020, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2019
	Beginning balance as of six months ended September 30, 2019	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2019
Assets:
Trading assets and private equity and debt investments
Equities	¥13	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥(2)	¥10
Private equity and debt investments	26	2	—	0	(1)	—	(1)	—	—	26
Japanese agency and municipal securities	1	0	—	0	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	16	(16)	—	0	2	(1)	6
Bank and corporate debt securities and loans for trading purposes	160	(1)	—	39	(60)	—	(6)	63	(18)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	0	—	—	0	0	2
Residential mortgage-backed securities (“RMBS”)	3	(1)	—	33	(8)	—	0	—	(1)	26
Real estate-backed securities	69	4	—	106	(74)	—	(2)	—	—	103
Collateralized debt obligations (“CDOs”) and other	19	(5)	—	81	(74)	—	(1)	6	(5)	21
Investment trust funds and other	1	0	—	8	(9)	—	0	0	0	0

Total trading assets and private equity and debt investments	299	(1)	—	283	(243)	—	(10)	71	(27)	372

Derivatives, net (3)
Equity contracts	(8)	7	—	—	—	0	0	3	14	16
Interest rate contracts	(54)	5	—	—	—	1	0	1	1	(46)
Credit contracts	(8)	(3)	—	—	—	(1)	0	(11)	0	(23)
Foreign exchange contracts	20	(13)	—	—	—	5	(1)	0	2	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(50)	(4)	—	—	—	5	(1)	(7)	17	(40)

Subtotal	¥249	¥(5)	¥—	¥283	¥(243)	¥5	¥(11)	¥64	¥(10)	¥332

Loans and receivables	129	1	—	43	(58)	—	(5)	21	(15)	116
Collateralized agreements	33	0	—	—	(26)	—	(1)	6	—	12
Other assets
Other	166	9	—	7	(1)	—	(2)	—	—	179

Total	¥577	¥5	¥—	¥333	¥(328)	¥5	¥(19)	¥91	¥(25)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	3	(1)	—	—	—	—	2
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥0	¥0	¥—	¥4	¥(1)	¥—	¥0	¥0	¥0	¥3

Short-term borrowings	31	1	0	30	(30)	—	0	0	(5)	25
Payables and deposits	0	0	0	6	0	—	0	1	—	7
Long-term borrowings	535	1	1	136	(123)	—	(1)	37	(39)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥566	¥2	¥1	¥176	¥(154)	¥—	¥(1)	¥38	¥(44)	¥578

	Billions of yen
	Six months ended September 30, 2020
	Beginning balance as of six months ended September 30, 2020	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2020
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥2	¥—	¥22	¥(27)	¥—	¥0	¥0	¥(1)	¥10
Private equity and debt investments	31	3	—	17	(2)	—	0	—	—	49
Japanese agency and municipal securities	2	0	—	0	0	—	—	0	0	2
Foreign government, agency and municipal securities	8	0	—	11	(7)	—	0	3	(2)	13
Bank and corporate debt securities and loans for trading purposes	228	(1)	—	25	(115)	—	(3)	19	(24)	129
Commercial mortgage-backed securities (“CMBS”)	1	0	—	1	0	—	—	—	0	2
Residential mortgage-backed securities (“RMBS”)	62	0	—	10	(29)	—	(1)	—	(22)	20
Real estate-backed securities	94	(5)	—	41	(66)	—	(2)	—	0	62
Collateralized debt obligations (“CDOs”) and other	32	(2)	—	36	(48)	—	0	0	(7)	11
Investment trust funds and other	0	0	—	—	—	—	0	—	—	0

Total trading assets and private equity and debt investments	472	(3)	—	163	(294)	—	(6)	22	(56)	298

Derivatives, net (3)
Equity contracts	19	(28)	—	—	—	(15)	0	13	(8)	(19)
Interest rate contracts	(54)	(4)	—	—	—	1	0	(4)	3	(58)
Credit contracts	(1)	(10)	—	—	—	(2)	0	(3)	1	(15)
Foreign exchange contracts	7	2	—	—	—	(9)	0	(3)	3	0
Total derivatives, net	(29)	(40)	—	—	—	(25)	0	3	(1)	(92)

Subtotal	¥443	¥(43)	¥—	¥163	¥(294)	¥(25)	¥(6)	¥25	¥(57)	¥206

Loans and receivables	96	3	—	25	(36)	—	(2)	9	(7)	88
Collateralized agreements	15	0	—	—	—	—	0	3	—	18
Other assets
Other	168	21	—	0	(36)	—	(3)	—	0	150

Total	¥722	¥(19)	¥—	¥188	¥(366)	¥(25)	¥(11)	¥37	¥(64)	¥462

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	0	0	—	0	—	—	0
Bank and corporate debt securities	1	0	—	2	(1)	—	0	1	(1)	2
Collateralized debt obligations (“CDOs”) and other	1	0	—	6	(4)	—	0	—	—	3
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥2	¥0	¥—	¥8	¥(5)	¥—	¥0	¥1	¥(1)	¥5

Short-term borrowings	29	(2)	0	84	(46)	—	(1)	11	(5)	74
Payables and deposits	1	0	0	—	0	—	—	—	—	1
Long-term borrowings	409	(21)	2	136	(124)	—	0	36	(17)	459
Other liabilities	0	(9)	—	4	0	—	0	1	(1)	13

Total	¥441	¥(32)	¥2	¥232	¥(175)	¥—	¥(1)	¥49	¥(24)	¥552

	Billions of yen
	Three months ended September 30, 2019
	Beginning balance as of three months ended September 30, 2019	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2019
Assets:
Trading assets and private equity and debt investments
Equities	¥12	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥(2)	¥10
Private equity and debt investments	26	1	—	0	(1)	—	0	—	—	26
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(8)	—	0	1	0	6
Bank and corporate debt securities and loans for trading purposes	195	0	—	22	(41)	—	(1)	19	(17)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	—	—	—	0	—	2
Residential mortgage-backed securities (“RMBS”)	3	0	—	31	(7)	—	0	—	(1)	26
Real estate-backed securities	80	1	—	64	(42)	—	0	—	—	103
Collateralized debt obligations (“CDOs”) and other	27	(3)	—	10	(10)	—	0	0	(3)	21
Investment trust funds and other	1	0	—	8	(8)	—	(1)	0	—	0

Total trading assets and private equity and debt investments	353	(1)	—	142	(117)	—	(2)	20	(23)	372

Derivatives, net (3)
Equity contracts	2	4	—	—	—	0	0	0	10	16
Interest rate contracts	(54)	(4)	—	—	—	10	0	0	2	(46)
Credit contracts	(9)	(2)	—	—	—	(2)	0	(10)	0	(23)
Foreign exchange contracts	15	(6)	—	—	—	3	0	0	1	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(46)	(8)	—	—	—	11	0	(10)	13	(40)

Subtotal	¥307	¥(9)	¥—	¥142	¥(117)	¥11	¥(2)	¥10	¥(10)	¥332

Loans and receivables	126	0	—	33	(48)	—	0	21	(16)	116
Collateralized agreements	26	0	—	—	(16)	—	0	2	—	12
Other assets
Other	173	1	—	5	0	—	0	—	—	179

Total	¥632	¥(8)	¥—	¥180	¥(181)	¥11	¥(2)	¥33	¥(26)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥—	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	1	0	—	0	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	3	—	—	—	(1)	—	0	—	—	2
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥0	¥(1)	¥—	¥0	¥—	¥—	¥3

Short-term borrowings	43	1	0	10	(25)	—	0	0	(2)	25
Payables and deposits	2	0	0	5	—	—	0	0	—	7
Long-term borrowings	556	2	1	68	(72)	—	0	12	(18)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥605	¥3	¥1	¥83	¥(98)	¥—	¥0	¥12	¥(20)	¥578

	Billions of yen
	Three months ended September 30, 2020
	Beginning balance as of three months ended September 30, 2020	Total gains (losses) recognized in revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2020
Assets:
Trading assets and private equity and debt investments
Equities	¥11	¥2	¥—	¥22	¥(24)	¥—	¥0	¥0	¥(1)	¥10
Private equity and debt investments	37	1	—	11	—	—	0	—	—	49
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	0	2
Foreign government, agency and municipal securities	10	0	—	5	(4)	—	0	2	0	13
Bank and corporate debt securities and loans for trading purposes	207	2	—	14	(86)	—	(3)	4	(9)	129
Commercial mortgage-backed securities (“CMBS”)	1	1	—	—	0	—	—	—	—	2
Residential mortgage-backed securities (“RMBS”)	21	0	—	—	(1)	—	0	—	—	20
Real estate-backed securities	82	0	—	25	(44)	—	(1)	—	—	62
Collateralized debt obligations (“CDOs”) and other	11	1	—	23	(24)	—	0	0	—	11
Investment trust funds and other	0	0	—	—	—	—	0	—	—	0

Total trading assets and private equity and debt investments	382	7	—	100	(183)	—	(4)	6	(10)	298

Derivatives, net (3)
Equity contracts	(16)	(6)	—	—	—	(8)	0	5	6	(19)
Interest rate contracts	(66)	2	—	—	—	4	0	(2)	4	(58)
Credit contracts	(8)	(4)	—	—	—	(4)	0	—	1	(15)
Foreign exchange contracts	0	0	—	—	—	(2)	0	0	2	0

Total derivatives, net	(90)	(8)	—	—	—	(10)	0	3	13	(92)

Subtotal	¥292	¥(1)	¥—	¥100	¥(183)	¥(10)	¥(4)	¥9	¥3	¥206

Loans and receivables	98	2	—	8	(15)	—	(1)	2	(6)	88
Collateralized agreements	19	(1)	—	—	—	—	0	—	—	18
Other assets
Other	147	6	—	0	0	—	(3)	—	—	150

Total	¥556	¥6	¥—	¥108	¥(198)	¥(10)	¥(8)	¥11	¥(3)	¥462

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥(1)	¥0	¥—	¥0	¥—	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	0	—	—	0	—	—	0
Bank and corporate debt securities	2	0	—	1	0	—	0	0	(1)	2
Collateralized debt obligations (“CDOs”) and other	1	0	—	5	(3)	—	0	—	—	3
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥5	¥(3)	¥—	¥0	¥0	¥(1)	¥5

Short-term borrowings	30	0	0	59	(21)	—	0	8	(2)	74
Payables and deposits	1	0	0	—	0	—	—	—	—	1
Long-term borrowings	447	(4)	(2)	61	(60)	—	0	16	(11)	459
Other liabilities	5	(5)	—	3	—	—	0	1	(1)	13

Total	¥487	¥(9)	¥(2)	¥128	¥(84)	¥—	¥0	¥25	¥(15)	¥552

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue—Other
and
Non-interest
expenses—Other,
Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(4)
Amounts of gains and losses on these transfers which were recognized in the period when the
Transfers into Level
 3
occurred were not significant for the six and three months ended September 30, 2019 and 2020.

(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2019	2020
	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥1
Private equity and debt investments	2	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(6)	0
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	(1)	0
Real estate-backed securities	0	(2)
Collateralized debt obligations (“CDOs”) and other	(3)	(3)
Investment trust funds and other	0	—

Total trading assets and private equity and debt investments	(8)	(2)

Derivatives, net (2)
Equity contracts	5	(38)
Interest rate contracts	(5)	(10)
Credit contracts	(1)	12
Foreign exchange contracts	2	(15)
Commodity contracts	0	—

Total derivatives, net	1	(51)

Subtotal	¥(7)	¥(53)

Loans and receivables	1	1
Collateralized agreements	0	0
Other assets
Other	13	21

Total	¥7	¥(31)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	—	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	1	2
Payables and deposits (3)	0	0
Long-term borrowings (3)	7	(15)
Other liabilities	0	(7)

Total	¥8	¥(20)

	Billions of yen
	Three months ended September 30
	2019	2020
	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	1	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(3)	1
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	(1)	0
Real estate-backed securities	0	0
Collateralized debt obligations (“CDOs”) and other	(2)	0
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	(5)	2

Derivatives, net (2)
Equity contracts	5	(12)
Interest rate contracts	(4)	2
Credit contracts	0	(4)
Foreign exchange contracts	3	0
Commodity contracts	0	—

Total derivatives, net	4	(14)

Subtotal	¥(1)	¥(12)

Loans and receivables	0	2
Collateralized agreements	—	0
Other assets
Other	5	6

Total	¥4	¥(4)

Liabilities:
Trading liabilities
Equities	¥0	¥—
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	—	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	1	1
Payables and deposits (3)	0	0
Long-term borrowings (3)	5	(3)
Other liabilities	0	(4)

Total	¥6	¥(6)

(1)
Includes gains and losses reported within
Net gain on trading, Gain (loss) on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue—Other
and
Non-interest
expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)
Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(3)
Includes changes in unrealized gains and losses in
Other comprehensive income
(loss)
for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥
2
billion and ¥
2
billion for the six months ended September 30, 2019 and 2020, respectively and ¥
1
billion and ¥(2
)
billion for the three months ended September 30, 2019 and 2020, respectively.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2020
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥2	¥—	Monthly	Same day-90 days
Venture capital funds	3	3	—	—
Private equity funds	21	9	—	—
Real estate funds	6	1	—	—

Total	¥32	¥13

	Billions of yen
	September 30, 2020
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥1	¥—	Monthly	Same day -90 days
Venture capital funds	2	3	—	—
Private equity funds	17	19	—	—
Real estate funds	6	1	—	—

Total	¥26	¥23

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2019	2020
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥1
Private equity and debt investments	0	0
Loans and receivables	3	4
Collateralized agreements (3)	2	2
Other assets (2)	1	24

Total	¥6	¥31

Liabilities:
Short-term borrowings (4)	¥17	¥(27)
Payables and deposits	0	1
Collateralized financing (3)	(2)	(1)
Long-term borrowings (4)(5)	(106)	(190)
Other liabilities (6)	(4)	(4)

Total	¥(95)	¥(221)

	Billions of yen
	Three months ended September 30
	2019	2020
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥1
Private equity and debt investments	(1)	0
Loans and receivables	3	2
Collateralized agreements (3)	1	3
Other assets (2)	(7)	4

Total	¥(4)	¥10

Liabilities:
Short-term borrowings (4)	¥11	¥19
Payables and deposits	0	0
Collateralized financing (3)	(1)	(2)
Long-term borrowings (4)(5)	(39)	(36)
Other liabilities (6)	(3)	(5)

Total	¥(32)	¥(24)

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Six months ended September 30
	2019	2020
Changes recognized as a credit (debit) to other comprehensive income	¥(5)	¥(53)
Credit (debit) amounts reclassified to earnings	(1)	(11)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	29	27

	Billions of yen
	Three months ended September 30
	2019	2020
Changes recognized as a credit (debit) to other comprehensive income	¥(3)	¥(54)
Credit (debit) amounts reclassified to earnings	0	(2)

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2020
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,934	¥1,889	¥2,704	¥672	¥7,199

	Billions of yen
	September 30, 2020
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,122	¥2,475	¥2,540	¥895	¥8,032

(1)
Other than above, there were ¥321 billion and ¥291 billion of government, agency and municipal securities reported within
Other
assets—Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2020 and September 30 2020, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2020 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,192	¥3,192	¥3,192	¥—	¥—
Time deposits	309	309	—	309	—
Deposits with stock exchanges and other segregated cash	374	374	—	374	—
Loans receivable (2)	2,848	2,842	—	2,201	641
Securities purchased under agreements to resell	12,377	12,377	—	12,362	15
Securities borrowed	3,530	3,529	—	3,529	—

Total	¥22,630	¥22,623	¥3,192	¥18,775	¥656

Liabilities:
Short-term borrowings	¥1,487	¥1,487	¥—	¥1,458	¥29
Deposits received at banks	1,276	1,276	—	1,275	1
Securities sold under agreements to repurchase	16,349	16,349	—	16,349	—
Securities loaned	961	962	—	962	—
Other secured borrowings	718	718	—	718	—
Long-term borrowings	7,776	7,733	2	7,263	468

Total	¥28,567	¥28,525	¥2	¥28,025	¥498

	Billions of yen
	September 30, 2020 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,942	¥3,942	¥3,942	¥—	¥—
Time deposits	191	191	—	191	—
Deposits with stock exchanges and other segregated cash	392	392	—	392	—
Loans receivable (2)	2,336	2,336	—	1,436	900
Securities purchased under agreements to resell	12,064	12,064	—	12,046	18
Securities borrowed	3,502	3,502	—	3,502	—

Total	¥22,427	¥22,427	¥3,942	¥17,567	¥918

Liabilities:
Short-term borrowings	¥1,347	¥1,347	¥—	¥1,273	¥74
Deposits received at banks	1,181	1,181	—	1,180	1
Securities sold under agreements to repurchase	15,427	15,427	—	15,427	—
Securities loaned	1,119	1,119	—	1,119	—
Other secured borrowings	348	348	—	348	—
Long-term borrowings	8,068	8,069	4	7,553	512

Total	¥27,490	¥27,491	¥4	¥26,900	¥587

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.